Significant accounting policies (Schedule of Estimated Weighted Average Useful lives) (Details)	Dec. 31, 2024
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years
Capitalized internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Creative relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	10 years
Talent Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years
Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	2 years
Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	2 years